Fees Summary	Jun. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 261,000.00
Previously Paid Amount	0.00
Total Fee Amount	39.96
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule(r)
Net Fee	$ 39.96
Narrative - Max Aggregate Offering Price	$ 261,000.00
Final Prospectus	true